Angel Oak Strategic Credit Fund

3344 Peachtree Road NE, Suite 1725 | Atlanta, Georgia 30326
June 1, 2021

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	Angel Oak Strategic Credit Fund (the “Fund”)
File Nos. 333-220480 and 811-23289

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, the Fund certifies that the forms of Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 21 to the Fund’s Registration Statement on Form N-2, which was electronically filed with the Securities and Exchange Commission on May 27, 2022 and became effective on May 31, 2022.
Please direct any inquiries regarding this filing to the undersigned at (513) 493-5880.
Sincerely,
/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Mutual Fund Administration Supervisor
U.S. Bank Global Fund Services,
as Administrator for the Trust